PROPERTY AND EQUIPMENT, NET (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
Total property and equipment, gross	$ 674,387,000	$ 704,463,000	$ 674,387,000	$ 704,463,000	$ 683,196,000
Less: Accumulated depreciation and amortization	449,800,000	449,851,000	449,800,000	449,851,000	444,532,000
Total property and equipment, net	224,587,000	254,612,000	224,587,000	254,612,000	238,664,000
Additional disclosures
Depreciation and amortization expense on property and equipment	13,200,000	16,500,000	42,900,000	50,100,000
Depreciation for property and equipment under capital leases	700,000	1,000,000	2,200,000	2,900,000
Property and equipment under capital leases	22,600,000	22,600,000	22,600,000	22,600,000	22,600,000
Ohio distribution center and New Jersey corporate office
PROPERTY AND EQUIPMENT, NET
Aggregate non-cash impairment charges			24,600,000
Land and buildings
PROPERTY AND EQUIPMENT, NET
Total property and equipment, gross	48,893,000	73,125,000	48,893,000	73,125,000	72,009,000
Machinery and equipment
PROPERTY AND EQUIPMENT, NET
Total property and equipment, gross	229,686,000	230,816,000	229,686,000	230,816,000	233,540,000
Furniture and fixtures
PROPERTY AND EQUIPMENT, NET
Total property and equipment, gross	137,839,000	131,588,000	137,839,000	131,588,000	127,913,000
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Total property and equipment, gross	$ 257,969,000	$ 268,934,000	$ 257,969,000	$ 268,934,000	$ 249,734,000